Shareholder Report, Average Annual Return (Details) 194190_Amplify CWP Growth - Income ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify CWP Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify CWP Growth & Income ETF NAV
Average Annual Return, Percent	26.17%	25.69%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	18.51%
S&P 500 Growth TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth TR
Average Annual Return, Percent	26.96%	26.08%